Supplementary Cash Flow Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Accounts payable and accrued liabilities	$ 49,679	$ 3,860
Property, plant and equipment and assets in process purchases	49,627	3,770
Share issue costs	52	90
Accounts payable and accrued liabilities, recognized	3,860	946
Property, plant and equipment and assets in process purchases, recognized	3,770	877
Share issue costs, recognized	$ 90	$ 69